Vessels held for sale	9 Months Ended
Sep. 30, 2016
Assets Held-for-sale, Not Part of Disposal Group [Abstract]
Long Lived Assets Held-for-sale Disclosure [Text Block]
4.              Vessels held for sale

Assets recorded under capital leases discussed in Note 3, were included in vessels held for sale and consisted of the below at December 31, 2015. In September 2016, Ardmore agreed the terms of sale of the Ardmore Centurion. Effective September 9, 2016 Ardmore reclassified this vessel as Vessel held for sale and ceased to depreciate the vessel. The sale price for the vessel was $15.7 million resulting in a book loss of $3.0 million at September 30, 2016.

	As at
	Sept 30, 2016	Dec 31, 2015
Vessels held for sale	15,195,595	37,083,985
	15,195,595	37,083,985